CHANGES IN OPERATING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2016
CHANGES IN OPERATING ASSETS AND LIABILITIES
CHANGES IN OPERATING ASSETS AND LIABILITIES

29.   CHANGES IN OPERATING ASSETS AND LIABILITIES

Year ended December 31,	2016	2015	2014
(millions of Canadian dollars)
Accounts receivable and other	(437)	698	(83)
Accounts receivable from affiliates	(7)	82	(176)
Inventory	(371)	(315)	(186)
Deferred amounts and other assets	(183)	364	(429)
Accounts payable and other	396	(1,472)	(822)
Accounts payable to affiliates	71	(26)	34
Interest payable	20	31	24
Other long-term liabilities	153	(7)	(61)

	(358)	(645)	(1,699)